Share-based compensation - Black-Scholes Option Pricing Model (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Expected volatility	66.00%	64.00%
Risk-free interest rate	3.20%	3.30%
Expected life	48 months	47 months
Weighted average share price	$ 6.59	$ 6.43
Weighted average fair value of options granted	$ 3.43	$ 3.27
Share based compensation expense	$ 4,200,000	$ 3,400,000